Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Total	Share Capital	Contributed Surplus	Accumulated Other Comprehensive (Loss) Income	Accumulated Deficit
Beginning balance at Apr. 30, 2023	$ 58,511	$ 117,470	$ 10,796	$ 2,690	$ (72,445)
Beginning balance, shares at Apr. 30, 2023	25,050,260
Share-based expense	$ 1,535		1,535
Shares issued pursuant to issuance of common shares	$ 2,360	2,303	57
Shares issued pursuant to issuance of common shares, Shares	1,894,240
Comprehensive loss for the period	$ (26,728)			(613)	(26,115)
Ending balance at Apr. 30, 2024	$ 35,678	119,773	12,388	2,077	(98,560)
Ending balance, shares at Apr. 30, 2024	26,944,500
Shares issued pursuant to conversion of convertible debentures	$ 4,370	4,370
Shares issued pursuant to conversion of convertible debentures, shares	5,893,768
Shares issued pursuant to ATM	$ 12,228	12,228
Shares issued pursuant to ATM, shares	13,315,850
Share-based expense	$ 445		445
Comprehensive loss for the period	(29,095)			1,139	(30,234)
Ending balance at Apr. 30, 2025	$ 23,626	$ 136,371	$ 12,833	$ 3,216	$ (128,794)
Ending balance, shares at Apr. 30, 2025	46,154,118